Net Loss per Share of Common Stock (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Earnings Per Share [Abstract]
Numerator - basic and diluted loss per share net loss					$ (4,412,063)	$ (4,598,343)
Net loss available to common stockholders					$ (4,412,063)	$ (4,598,343)
Denominator - basic and diluted loss per share - weighted average common shares outstanding	74,194,855	58,712,745	68,091,616	56,447,392	57,443,347	47,827,114
Basic and diluted earnings per share	$ (0.02)	$ (0.02)	$ (0.05)	$ (0.05)	$ (0.08)	$ (0.09)